Schedule of Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2017	$ 36,563
2018	38,452
2019	40,792
2020	42,981
2021	44,403
Years 2022 - 2026	250,080
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2017	3,070
2018	2,120
2019	2,000
2020	1,873
2021	1,781
Years 2022 - 2026	$ 6,434